Federated Hermes Equity Income Fund, Inc.
CLASS A SHARES (TICKER LEIFX)
CLASS C SHARES (TICKER LEICX)
CLASS F SHARES (TICKER LFEIX)
CLASS R SHARES (TICKER FDERX)
INSTITUTIONAL SHARES (TICKER LEISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2024
1. Effective September 13, 2024, Adam Koser no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Mr. Koser. Stephen K. Gutch will continue to serve as a portfolio manager of the Fund.
2. Effective September 13, 2024, Eric Triplett will also serve as portfolio manager of the Fund. Accordingly, please add the following under “Fund Summary Information” in the sub-section entitled “Fund Management”:
“Eric Triplett, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September 2024.”
September 6, 2024

Federated Hermes Equity Income Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456875 (9/24)
© 2024 Federated Hermes, Inc.